T. ROWE PRICE International Stock Portfolio
September 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Common Stocks 0.8%
MercadoLibre (USD) (1) 1,369 1,736
Total Argentina (Cost
$1,478
)
1,736
BRAZIL 1.6%
Common Stocks 1.6%
Localiza Rent a Car  87,875 1,026
Localiza Rent a Car, Rights,
11/17/23 (1) 644 2
Raia Drogasil  204,095 1,121
Suzano  141,346 1,521
Total Brazil (Cost
$3,010
)
3,670
CANADA 8.9%
Common Stocks 8.9%
Canadian National Railway (USD)  22,414 2,428
Canadian Pacific Kansas City
(USD) (2) 30,414 2,263
Constellation Software  1,276 2,634
Constellation Software, Warrants,
3/31/40 (1)(3) 1,253 —
Definity Financial  27,097 748
Descartes Systems Group (USD) (1) 13,939 1,023
Element Fleet Management  59,498 854
National Bank of Canada (2) 24,101 1,601
Shopify, Class A (USD) (1) 32,130 1,753
Suncor Energy  98,062 3,373
TELUS International CDA (1) 15,620 119
TMX Group  151,134 3,248
Total Canada (Cost
$19,239
)
20,044
CAYMAN ISLANDS 0.6%
Convertible Preferred
Stocks 0.6%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(3)(4) 5,545 1,400
Total Cayman Islands (Cost
$273
)
1,400
CHINA 6.8%
Common Stocks 4.3%
58.com (USD) (1)(3) 65,164 —
Alibaba Group Holding, ADR
(USD) (1) 36,461 3,163
BeiGene, ADR (USD) (1)(2) 6,063 1,090
JD Health International (HKD) (1) 173,150 890
Silergy (TWD)  69,000 654
Tencent Holdings (HKD)  43,900 1,702
Shares $ Value
(Cost and value in $000s)
Yum China Holdings (USD)  41,024 2,286
9,785
Common Stocks - China A
Shares 2.5%
Inner Mongolia Yili Industrial Group,
A Shares (CNH)  55,900 204
Kweichow Moutai, A Shares (CNH)  5,870 1,453
NARI Technology, A Shares (CNH)  521,996 1,586
Shandong Pharmaceutical Glass, A
Shares (CNH)  204,900 781
Shenzhen Inovance Technology, A
Shares (CNH)  165,400 1,509
5,533
Total China (Cost
$13,314
)
15,318
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD) (1)
(3) 7,243 —
Total Cyprus (Cost
$434
)
—
DENMARK 2.0%
Common Stocks 2.0%
Genmab (1) 3,704 1,311
Novo Nordisk, ADR (USD)  35,056 3,188
Total Denmark (Cost
$3,633
)
4,499
FRANCE 6.4%
Common Stocks 6.4%
Capgemini  12,917 2,254
Dassault Aviation  12,228 2,303
Eurofins Scientific  22,434 1,264
Kering  3,751 1,704
LVMH Moet Hennessy Louis Vuitton  2,199 1,660
Safran  15,995 2,507
Teleperformance  2,688 337
Thales  16,420 2,308
Total France (Cost
$11,514
)
14,337
GERMANY 6.8%
Common Stocks 6.0%
Daimler Truck Holding  31,686 1,097
Deutsche Boerse  8,359 1,444
Deutsche Telekom  176,364 3,699
Evotec (1) 85,398 1,700
Infineon Technologies  22,531 746
Puma  31,327 1,937
SAP  18,045 2,336
Schott Pharma (1) 20,079 672
13,631

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.8%
Sartorius  5,029 1,703
1,703
Total Germany (Cost
$14,383
)
15,334
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  406,200 3,285
Hong Kong Exchanges & Clearing  37,800 1,403
Total Hong Kong (Cost
$2,322
)
4,688
INDIA 6.6%
Common Stocks 6.6%
Axis Bank  260,002 3,237
HDFC Bank  186,581 3,421
HDFC Life Insurance  197,072 1,514
Larsen & Toubro  67,323 2,448
NTPC  1,163,223 3,440
Varun Beverages  78,619 896
Total India (Cost
$10,418
)
14,956
INDONESIA 1.4%
Common Stocks 1.4%
Bank Central Asia  3,869,600 2,205
Sarana Menara Nusantara  14,294,900 887
Total Indonesia (Cost
$1,057
)
3,092
IRELAND 0.4%
Common Stocks 0.4%
Kerry Group, Class A  11,699 978
Total Ireland (Cost
$1,079
)
978
ITALY 2.1%
Common Stocks 2.1%
Amplifon  30,262 896
Banca Mediolanum  171,060 1,458
DiaSorin  15,458 1,407
Ermenegildo Zegna (USD)  77,872 1,084
Total Italy (Cost
$4,757
)
4,845
JAPAN 13.5%
Common Stocks 13.5%
Calbee  50,000 951
Chugai Pharmaceutical  83,300 2,568
Daiichi Sankyo  51,000 1,396
Daikin Industries  8,200 1,286
Disco  9,700 1,792
Hikari Tsushin  4,700 716
Keyence  5,300 1,960
Shares $ Value
(Cost and value in $000s)
LY  550,000 1,526
Mitsui Fudosan  30,900 681
Murata Manufacturing  95,700 1,746
Nextage (2) 49,900 761
Nippon Telegraph & Telephone  1,943,100 2,300
Olympus  161,300 2,094
Otsuka Holdings  9,300 330
Outsourcing  95,700 739
Persol Holdings  715,000 1,161
Recruit Holdings  29,500 903
Seven & i Holdings  64,200 2,513
Shimadzu  38,600 1,024
SMC  1,100 493
Sony Group  22,200 1,815
Stanley Electric  48,300 763
Sumitomo Metal Mining  33,900 995
Total Japan (Cost
$28,852
)
30,513
NETHERLANDS 6.8%
Common Stocks 6.8%
Adyen (1) 1,127 836
Akzo Nobel  37,521 2,705
ASML Holding  8,748 5,150
Heineken  22,783 2,009
Prosus (1) 156,606 4,614
Total Netherlands (Cost
$11,846
)
15,314
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  91,355 1,361
Total Philippines (Cost
$1,439
)
1,361
PORTUGAL 1.4%
Common Stocks 1.4%
Galp Energia  118,848 1,761
Jeronimo Martins  64,702 1,453
Total Portugal (Cost
$2,229
)
3,214
SAUDI ARABIA 0.5%
Common Stocks 0.5%
Saudi National Bank  115,833 1,014
Total Saudi Arabia (Cost
$1,104
)
1,014
SINGAPORE 0.4%
Common Stocks 0.4%
Sea, ADR (USD) (1) 19,913 875
Total Singapore (Cost
$1,059
)
875

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  9,860 892
Total South Africa (Cost
$586
)
892
SOUTH KOREA 2.5%
Common Stocks 2.5%
NAVER  9,617 1,438
Samsung Electronics  83,687 4,231
Total South Korea (Cost
$3,266
)
5,669
SPAIN 1.6%
Common Stocks 1.6%
Amadeus IT Group, Class A  32,486 1,962
Fluidra (2) 85,263 1,740
Total Spain (Cost
$3,969
)
3,702
SWEDEN 2.8%
Common Stocks 2.8%
Assa Abloy, Class B  68,802 1,495
Essity, Class B  113,731 2,453
Hexagon, Class B  85,006 723
Olink Holding, ADR (USD) (1) 34,645 511
Swedbank, Class A  58,293 1,072
Total Sweden (Cost
$6,141
)
6,254
SWITZERLAND 7.7%
Common Stocks 7.7%
Alcon  46,415 3,582
Barry Callebaut  1,059 1,684
Julius Baer Group  39,762 2,545
Lonza Group  2,607 1,206
Nestle  38,685 4,379
Partners Group Holding  2,540 2,851
Roche Holding  4,235 1,156
Total Switzerland (Cost
$12,661
)
17,403
TAIWAN 3.5%
Common Stocks 3.5%
Taiwan Semiconductor
Manufacturing  487,000 7,941
Total Taiwan (Cost
$1,372
)
7,941
THAILAND 0.5%
Common Stocks 0.5%
Bumrungrad Hospital  36,900 271
Shares $ Value
(Cost and value in $000s)
CP ALL  547,600 907
Total Thailand (Cost
$823
)
1,178
UNITED KINGDOM 6.3%
Common Stocks 6.2%
Ashtead Group  32,235 1,955
AstraZeneca, ADR (USD)  40,957 2,774
Bridgepoint Group  240,976 563
Experian  18,627 609
London Stock Exchange Group  25,588 2,565
Rightmove  135,499 925
Smith & Nephew  198,101 2,458
Unilever (EUR)  44,215 2,189
14,038
Convertible Preferred
Stocks 0.1%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103 (1)(3)(4) 5,222 114
114
Total United Kingdom (Cost
$12,549
)
14,152
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(3)(4) 276 295
Linde  5,658 2,107
Mastercard, Class A  4,481 1,774
Waste Connections  13,858 1,861
6,037
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(3)(4) 16 17
17
Total United States (Cost
$3,619
)
6,054
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve
Fund, 5.40% (5)(6) 5,216,447 5,216
Total Short-Term Investments
(Cost $5,216) 5,216

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve
Fund, 5.40% (5)(6) 4,754,442 4,754
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 4,754
Total Securities Lending Collateral
(Cost $4,754) 4,754
Total Investments in
Securities 102.1%
(Cost $188,396) $ 230,403
Other Assets Less Liabilities
(2.1)% (4,773)
Net Assets 100.0% $ 225,630
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,826 and represents 0.8% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs Deutsche Telekom, Call, 11/17/23 @ 21.50 (EUR) 105 209 (1)
Goldman Sachs Julius Baer Group, Call, 11/17/23 @ 65.00 (CHF) 17 100 —
Goldman Sachs Partners Group Holding, Call, 11/17/23 @ 1,100.00 (CHF) 10 103 (2)
Total Options Written (Premiums $(6)) $ (3)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 199++
Totals $ —# $ — $ 199+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 11,036  ¤  ¤ $ 9,970
Total $ 9,970^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $199 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,970.

T. ROWE PRICE International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Stock Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 29,916 $ 186,988 $ 295 $ 217,199
Convertible Preferred Stocks — — 1,531 1,531
Preferred Stocks — 1,703 — 1,703
Short-Term Investments 5,216 — — 5,216
Securities Lending Collateral 4,754 — — 4,754
Total $ 39,886 $ 188,691 $ 1,826 $ 230,403
Liabilities
Options Written $ — $ 3 $ — $ 3

T. ROWE PRICE International Stock Portfolio

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E301-054Q3 09/23